Goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Contingent consideration adjustment	$ (5,567)	$ (3,827)
Impairment of goodwill	$ 5,144	$ 0
Expected future net cash flows, term	3 years
Industry Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill	$ 5,144
Decrease in expected future net cash flows	8.00%
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill	$ 0
Decrease in expected future net cash flows	4.00%	18.00%
ERP
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill	$ 0
Decrease in expected future net cash flows		18.00%
Datum Consulting Group, LLC
Disclosure of reconciliation of changes in goodwill [line items]
Contingent consideration adjustment	$ (5,567,000)